Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Entity Registrant Name	CDT Environmental Technology Investment Holdings Limited
Entity Central Index Key	0001793895
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	C1, 4th Floor, Building 1
Entity Address, Address Line Two	Financial Base, No. 8 Kefa Road
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518057
Country Region	86
City Area Code	0755
Local Phone Number	86667996
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates